Trade receivables - Revenue Cancellation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade receivables
At the beginning of the year	R$ (3,136)	R$ (5,212)	R$ (5,655)
Additions	(13,965)	(16,527)	(20,890)
Write-off	10,200	14,764	21,333
Reversals	2,710	3,839	0
At the end of the year	R$ (4,191)	R$ (3,136)	R$ (5,212)
Period after which the contractual payments are past due to define a trade receivable in default	365 days